Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Liabilities
Accrued Liabilities

8. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	2020	2019
Accrued payroll	$1,008	$809
Accrued interest	2,137	3,910
Accrued dry-docking expenses	2,177	—
Accrued expenses	5,638	3,808
Total	$10,960	$8,527

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet and other expenses as of December 31, 2020 and December 31, 2019.